Consolidated Balance Sheets	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 311,882,880	1,943,061,530	950,321,028
Short-term investments	118,668,224	739,314,900	919,774,660
Accounts receivable (net of allowance of RMB4,075,162 and RMB4,131,311 (US$663,121) for 2011 and 2012)	1,943,278	12,106,819	13,692,673
Prepayments and other current assets	37,952,206	236,446,037	111,951,828
Due from related parties	1,182,970	7,370,022	3,410,114
Inventories	53,481	333,195	317,019
Deferred tax assets, net	25,342,422	157,885,822	179,779,122
Total current assets	497,025,461	3,096,518,325	2,179,246,444
Non-current assets:
Property and equipment, net	54,612,667	340,242,374	349,667,907
Intangible assets, net	5,264,739	32,799,853	26,448,716
Due from research and development entity partners	1,225,823	7,637,000	7,637,000
Goodwill	15,941,317	99,316,001	22,201,960
Investment in equity investees	60,634,016	377,755,985	351,400,224
Long-term investment	7,757,757	48,331,600	29,495,239
Available-for-sale securities	12,638,788	78,740,916	386,851,118
Held-to-maturity securities	30,497,103	190,000,000	100,000,000
Deferred tax assets, net	4,068,226	25,345,455	17,100,182
Other assets	4,099,667	25,541,335	81,182,192
Total non-current assets:	196,740,103	1,225,710,519	1,371,984,538
Total assets	693,765,564	4,322,228,844	3,551,230,982
Current liabilities:
Payables and accrued expenses (including payables and accrued expenses of Shanghai Giant Network Technology Co., Ltd. and its consolidated entities ("VIE and its consolidated entities") without recourse to Giant Interactive Group Inc. ("the Company") of RMB72,956,998 and RMB63,103,923 (US$10,128,878) as of December 31, 2011 and 2012, respectively)	38,296,991	238,594,085	171,610,885
Advances from distributors (including advances from distributors of VIE and its consolidated entities without recourse to the Company of RMB82,327,669 and RMB93,468,209 (US$15,002,681) as of December 31, 2011 and 2012, respectively)	15,002,681	93,468,209	82,327,669
Due to a related party (including due to a related party of VIE and its consolidated entities without recourse to the Company of nil as of December 31, 2011 and 2012, respectively)	96,139	598,953	540,345
Deferred revenue (including deferred revenue of VIE and its consolidated entities without recourse to the Company of RMB518,363,112 and RMB470,279,509 (US$75,485,066) as of December 31, 2011 and 2012, respectively)	78,012,311	486,024,501	529,204,385
Tax payable (including tax payable of VIE and its consolidated entities without recourse to the Company of RMB64,733 and RMB4,371,971 (US$701,750) as of December 31, 2011 and 2012, respectively)	7,724,107	48,121,958	38,561,157
Unrecognized tax benefit (including unrecognized tax benefit of VIE and its consolidated entities without recourse to the Company of RMB5,911,803 and RMB6,418,702 (US$1,030,273) as of December 31, 2011 and 2012, respectively	7,637,111	47,579,967	44,451,522
Deferred tax liabilities (including deferred tax liabilities of VIE and its consolidated entities without recourse to the Company of RMB1,650,000 and RMB2,500,250 (US$401,318) as of December 31, 2011 and 2012, respectively)	18,022,606	112,282,639	148,219,632
Total current liabilities	164,791,946	1,026,670,312	1,014,915,595
Non-current liabilities:
Deferred tax liabilities (including deferred tax liabilities of VIE and its consolidated entities without recourse to the Company of RMB14,869,840 and nil (US$ nil) as of December 31, 2011 and 2012, respectively)	5,186,382	32,311,676	14,882,313
Total liabilities	169,978,328	1,058,981,988	1,029,797,908
Commitments and contingencies
Shareholders' equity
Ordinary shares (par value US$0.0000002 per share; 500,000,000 shares authorized as at December 31, 2011 and December 31,2012, respectively; 273,110,626 shares issued and 235,234,959 shares outstanding at December 31, 2011; 273,110,626 shares issued and 239,252,672 shares outstanding at December 31, 2012)	69	430	430
Additional paid-in capital	715,343,123	4,456,659,188	4,350,262,526
Statutory reserves	7,800,310	48,596,713	14,125,819
Accumulated other comprehensive loss	(59,184,256)	(368,723,831)	(401,229,786)
Retained earnings	174,574,266	1,087,615,133	655,013,363
Treasury stock	(322,052,642)	(2,006,420,168)	(2,122,524,316)
Total Giant Interactive Group Inc.'s equity	516,480,870	3,217,727,465	2,495,648,036
Non controlling interests	7,306,366	45,519,391	25,785,038
Total shareholders' equity	523,787,236	3,263,246,856	2,521,433,074
Total liabilities and shareholders' equity	$ 693,765,564	4,322,228,844	3,551,230,982